Summary Of Amortized Cost Of Mortgage Loans (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of the amortized cost of mortgage loans
Average recorded investment	$ 18	$ 14	$ 16